Expense Example	Mar. 31, 2026 USD ($)
Cardano ETF | Cardano ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	367
2x Cardano ETF | 2x Cardano ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	587
Chainlink ETF | Chainlink ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	367
2x Chainlink ETF | 2x Chainlink ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	587
Stellar ETF | Stellar ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	367
2x Stellar ETF | 2x Stellar ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	$ 587